SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Selling, General and Administrative Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Marketing costs	$ 1,206	$ 1,267	$ 1,167
Selling expenses	19,188	18,281	18,135
General and administrative expenses	4,894	4,606	4,535
Amortization of other intangible assets	85	325	392
Depreciation	193	198	224
Total selling, general and administrative expenses	$ 25,566	$ 24,677	$ 24,453